Stock Award Plans and Stock-Based Compensation - Schedule of Stock Options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Options [Abstract]
Total, Outstanding Balance	20,881	20,881	24,143
Weighted Average Exercise Price, Outstanding	$ 0.6132	$ 0.6132	$ 0.6132
Weighted Average Exercise Price, Outstanding Balance		$ 0.6132	$ 0.6132	$ 0.6132
Aggregate Intrinsic Value, Outstanding Balance
Total, Granted
Weighted Average Exercise Price, Granted
Total, Exercised
Weighted Average Exercise Price, Exercised
Total, Expired			3,262
Weighted Average Exercise Price, Expired			$ 0.6132
Total, Forfeitures
Total, Outstanding Balance		20,881	20,881	24,143
Weighted Average Remaining Contractual Term in Years, Outstanding Balance		1 year	2 years	3 years
Aggregate Intrinsic Value, Outstanding Balance
Total, Vested and exercisable		20,881
Weighted average remaining contractual term, Expired			2 years
Weighted Average Exercise Price, Forfeited
Weighted average exercise price, Vested and exercisable at December 31, 2025		$ 0.6132
Weighted average remaining contractual term, Vested and exercisable at December 31, 2025		1 year
Aggregate Intrinsic Value, Vested and exercisable at December 31, 2025